Lease Liability (Details) - Schedule of changes in the lease liability - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in the lease liability [Abstract]
Beginning balance	$ 30,779,137	$ 30,221,425
Additions	55,565,863
Interest charge	3,525,981	2,871,035
Amount paid during the year	(786,416)	(2,313,323)
Ending balance	$ 89,084,565	$ 30,779,137